Presentation of financial statements - Additional Information (Detail) - Revolving Credit Facility [Member] - GBP (£) £ in Millions		1 Months Ended
	Mar. 07, 2023	Feb. 28, 2019
Statements [Line Items]
Line Of Credit Facility Term	4 years
Subsequent Event [Member]
Statements [Line Items]
Line of credit Drawn	£ 120.0	£ 120.0
Line of Credit Facility, Maximum Borrowing Capacity	£ 300.0	£ 100.0
Line Of Credit Facility Option To Extend	1 year
Line Of Credit Facility Term	4 years
Line Of Credit Facility Expiration Date	Jan. 31, 2024